Restatement of prior period information - Impact on Cash flow statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Profit before tax		£ 7,503		£ 4,782	[1],[2]	£ 6,902	[3]
Change in operating assets		(9,110)		16,735	[1],[2]	(10,365)	[1]
Change in operating liabilities		4,232		1,481	[1],[2]	12,282	[1]
Non-cash and other items		5,622		(244)	[1],[2]	(1,265)	[1]
Net tax paid		(1,437)		(743)	[1],[2]	(796)	[1]
Net cash provided by operating activities		6,810		22,011	[1],[2]	6,758	[1]
Cash flows from investing activities
Purchase of financial assets		(10,311)		(7,984)	[1],[2]	(8,984)	[1]
Proceeds from sale and maturity of financial assets		5,298		11,172	[1],[2]	8,287	[1]
Purchase of fixed assets		(5,455)		(3,855)	[1],[2]	(3,228)	[1]
Proceeds from sale of fixed assets		1,027		1,550	[1],[2]	1,437	[1]
Repayment of capital by joint ventures and associates		0		36	[1],[2]	0	[1]
Acquisition of businesses, net of cash acquired		(380)		(409)	[1],[2]	(57)	[1]
Net cash (used in) provided by investing activities		(9,821)		510	[1],[2]	(2,545)	[1]
Cash flows from financing activities
Dividends paid to ordinary shareholders		(1,651)		(1,475)	[1],[2]	(877)	[1]
Distributions on other equity instruments		(527)		(438)	[1],[2]	(429)	[1]
Distributions in respect of non-controlling interests		(101)		(92)	[1],[2]	(93)	[1]
Interest paid on subordinated liabilities		(623)		(603)	[1],[2]	(1,303)	[1]
Proceeds from issue of subordinated liabilities		1,417		838	[1],[2]	499	[1]
Proceeds from issue of other equity instruments		1,772		745	[1],[2]	0	[1]
Proceeds from issue of ordinary shares		86		31	[1],[2]	25	[1]
Share buyback		(1,993)		(2,013)	[1],[2]	0	[1]
Repayment of subordinated liabilities		(1,745)		(2,216)	[1],[2]	(1,056)	[1]
Repurchases and redemptions of other equity instruments (note 45)		(135)		(1,395)	[1],[2]	0	[1]
Change in stake of non-controlling interests		0		5	[1],[2]	0	[1]
Net cash used in financing activities		(3,500)		(6,613)	[1],[2]	(3,234)	[1]
Effects of exchange rate changes on cash and cash equivalents		(480)		727	[1],[2]	70	[1]
Change in cash and cash equivalents		(6,991)		16,635	[1],[2]	1,049	[1]
Cash and cash equivalents at beginning of year	[1]	95,829	[2]	79,194	[2]	78,145
Cash and cash equivalents at end of year		88,838		95,829	[1],[2]	79,194	[1],[2]
As previously reported £m
Cash flows from operating activities
Profit before tax				6,928
Change in operating assets				17,037
Change in operating liabilities				15,593
Non-cash and other items				(16,804)
Net tax paid				(743)
Net cash provided by operating activities				22,011
Cash flows from investing activities
Purchase of financial assets				(7,984)
Proceeds from sale and maturity of financial assets				11,172
Purchase of fixed assets				(3,855)
Proceeds from sale of fixed assets				1,550
Repayment of capital by joint ventures and associates				36
Acquisition of businesses, net of cash acquired				(409)
Net cash (used in) provided by investing activities				510
Cash flows from financing activities
Dividends paid to ordinary shareholders				(1,475)
Distributions on other equity instruments				(438)
Distributions in respect of non-controlling interests				(92)
Interest paid on subordinated liabilities				(603)
Proceeds from issue of subordinated liabilities				838
Proceeds from issue of other equity instruments				745
Proceeds from issue of ordinary shares				31
Share buyback				(2,013)
Repayment of subordinated liabilities				(2,216)
Repurchases and redemptions of other equity instruments (note 45)				(1,395)
Change in stake of non-controlling interests				5
Net cash used in financing activities				(6,613)
Effects of exchange rate changes on cash and cash equivalents				727
Change in cash and cash equivalents				16,635
Cash and cash equivalents at beginning of year		95,829		79,194
Cash and cash equivalents at end of year				95,829		79,194
Impact of IFRS 17 £m
Cash flows from operating activities
Profit before tax				(2,146)
Change in operating assets				(302)
Change in operating liabilities				2,418
Non-cash and other items				30
Net tax paid				0
Net cash provided by operating activities				0
Cash flows from investing activities
Purchase of financial assets				0
Proceeds from sale and maturity of financial assets				0
Purchase of fixed assets				0
Proceeds from sale of fixed assets				0
Repayment of capital by joint ventures and associates				0
Acquisition of businesses, net of cash acquired				0
Net cash (used in) provided by investing activities				0
Cash flows from financing activities
Dividends paid to ordinary shareholders				0
Distributions on other equity instruments				0
Distributions in respect of non-controlling interests				0
Interest paid on subordinated liabilities				0
Proceeds from issue of subordinated liabilities				0
Proceeds from issue of other equity instruments				0
Proceeds from issue of ordinary shares				0
Share buyback				0
Repayment of subordinated liabilities				0
Repurchases and redemptions of other equity instruments (note 45)				0
Change in stake of non-controlling interests				0
Net cash used in financing activities				0
Effects of exchange rate changes on cash and cash equivalents				0
Change in cash and cash equivalents				0
Cash and cash equivalents at beginning of year		0		0
Cash and cash equivalents at end of year				0		0
Other changes (see note 1) £m
Cash flows from operating activities
Profit before tax				0
Change in operating assets				0
Change in operating liabilities				(16,530)
Non-cash and other items				16,530
Net tax paid				0
Net cash provided by operating activities				0
Cash flows from investing activities
Purchase of financial assets				0
Proceeds from sale and maturity of financial assets				0
Purchase of fixed assets				0
Proceeds from sale of fixed assets				0
Repayment of capital by joint ventures and associates				0
Acquisition of businesses, net of cash acquired				0
Net cash (used in) provided by investing activities				0
Cash flows from financing activities
Dividends paid to ordinary shareholders				0
Distributions on other equity instruments				0
Distributions in respect of non-controlling interests				0
Interest paid on subordinated liabilities				0
Proceeds from issue of subordinated liabilities				0
Proceeds from issue of other equity instruments				0
Proceeds from issue of ordinary shares				0
Share buyback				0
Repayment of subordinated liabilities				0
Repurchases and redemptions of other equity instruments (note 45)				0
Change in stake of non-controlling interests				0
Net cash used in financing activities				0
Effects of exchange rate changes on cash and cash equivalents				0
Change in cash and cash equivalents				0
Cash and cash equivalents at beginning of year		£ 0		0
Cash and cash equivalents at end of year				£ 0		£ 0

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	2 Restated for presentational changes; see note 1.